Income Taxes (Details)	12 Months Ended
Dec. 31, 2017
CFO Qicheng [Member]
Income Tax Contingency [Line Items]
Chinese EIT rate	Preferential tax rate of 12.5% in 2013 and 2014.
Qualification for preferential tax rate	Software Enterprises
CFO Shenzhen Shangtong [Member]
Income Tax Contingency [Line Items]
Chinese EIT rate	Preferential tax rate of 12.5% in 2013 and 2014.
Qualification for preferential tax rate	Software Enterprises
CFO Meining [Member]
Income Tax Contingency [Line Items]
Chinese EIT rate	Preferential tax rate of 15% from 2013 to 2015.
Qualification for preferential tax rate	HNTE
CFO Genius [Member]
Income Tax Contingency [Line Items]
Chinese EIT rate	Preferential tax rate of 15% from 2014 to 2015.
Qualification for preferential tax rate	HNTE
CFO Tibet Zhisheng [Member]
Income Tax Contingency [Line Items]
Chinese EIT rate	Preferential tax rate of 9% from 2017 and thereafter
Qualification for preferential tax rate	Preferential tax rate for enterprises in Tibet, China
CFO Tibet [Member]
Income Tax Contingency [Line Items]
Chinese EIT rate	Preferential tax rate of 9% from 2015 to 2017 and 15% thereafter
Qualification for preferential tax rate	Preferential tax rate for enterprises in Tibet, China